UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2005
Check here if Amendment [X]
This Amendment (check only one):[ ] is a restatement.
[X] Adds new holdings entries.

Institutional Investment Manager Filing this Report:

McIntyre, Freedman, & Flynn Investment Advisers, Inc.
P.O. Box 1689, 4 Main Street
Orleans, MA 02653

13F File Number: 28-05682

The institutional investment manager filing this report and the person by whom it is signed, hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Thomas P. McIntyre
Title:	President
Phone:	(508) 255-1651

Signature, Place, and Date of Signing:

Thomas P. McIntyre, Orleans, MA November 14, 2005

Report Type (Check only one)

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 43

Form 13F Information Table Value Total:   $108,543


List of Other Included Managers:

 No.  13F File Number     Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES COM       COM              00846U101     1730    52827 SH       SOLE                       75             52752
APPLIED MATLS INC COM          COM              038222105      238    14025 SH       SOLE                                      14025
BEST BUY INC COM               COM              086516101     2903    66687 SH       SOLE                                      66687
BRITISH PETE PLC AMERN SH      COM              055622104      231     3260 SH       SOLE                                       3260
CENDANT CORP COM               COM              151313103     9894   479342 SH       SOLE                   102800            376542
CISCO SYS INC COM              COM              17275R102      732    40843 SH       SOLE                    30000             10843
CITIGROUP INC COM              COM              172967101     5529   121464 SH       SOLE                    18389            103075
CONTINUCARE CORP COM           COM              212172100      256   100000 SH       SOLE                   100000
COUNTRYWIDE FINANCIAL COM      COM              222372104     3633   110155 SH       SOLE                                     110155
CP POKPHAND LTD SPONSORED ADR  COM              125918102       78    39865 SH       SOLE                                      39865
DUKE POWER CO COM              COM              264399106      201     6876 SH       SOLE                                       6876
ERICSSON L M TEL CO ADR REG    COM              294821608     2283    61961 SH       SOLE                      440             61521
EXXON MOBIL CORP COM           COM              30231G102      277     4352 SH       SOLE                                       4352
FREESCALE SEMICONDUCTR CL B    COM              35687M206      525    22284 SH       SOLE                      585             21699
GENERAL ELEC CO COM            COM              369604103      427    12678 SH       SOLE                                      12678
GENESIS TECHNOLOGY GRP COM     COM              37184Q102        1    35000 SH       SOLE                    35000
GLAXOSMITHKLINE PLC SPONSORED  COM              37733W105     3851    75090 SH       SOLE                     1000             74090
HALLWOOD GROUP INC COM NEW     COM              406364406     1558    24345 SH       SOLE                    24300                45
HARRAHS ENTMT INC COM          COM              413619107     7777   119302 SH       SOLE                    18077            101225
INTEL CORP COM                 COM              458140100      369    14956 SH       SOLE                    10000              4956
INTERNATIONAL BUS MACH COM     COM              459200101      202     2524 SH       SOLE                                       2524
IVAX CORP COM                  COM              465823102     3872   146900 SH       SOLE                                     146900
JOHNSON & JOHNSON COM          COM              478160104      200     3165 SH       SOLE                                       3165
KONINKLIJKE PHILIPS ELECTRONIC COM              500472303     2920   109436 SH       SOLE                                     109436
LSI LOGIC CORP COM             COM              502161102     3658   371372 SH       SOLE                    42500            328872
MERCK & CO INC COM             COM              589331107      205     7526 SH       SOLE                                       7526
MERRILL LYNCH & CO INC COM     COM              590188108     5303    86431 SH       SOLE                    10000             76431
MICROSOFT CORP COM             COM              594918104      245     9522 SH       SOLE                                       9522
MORGAN J P & CO INC COM        COM              46625H100     4735   139557 SH       SOLE                    20200            119357
MOTOROLA INC COM               COM              620076109     6184   280704 SH       SOLE                    45300            235404
NORTEL NETWORKS CORP COM       COM              656568102     2069   634775 SH       SOLE                   100100            534675
NOVARTIS A G SPONSORED ADR     COM              66987v109     4303    84363 SH       SOLE                                      84363
PHH CORP COM NEW               COM              639920202      543    19769 SH       SOLE                     3139             16630
PIONEER DRILLING CO COM        COM              723655106     3469   177700 SH       SOLE                    15000            162700
QWEST COMMUNICATIONS           COM              749121109     3147   767467 SH       SOLE                   174000            593467
REGIONS FINANCIAL CORP COM     COM              7591EP100      667    21432 SH       SOLE                                      21432
SCIENTIFIC ATLANTA INC COM     COM              808655104     6269   167125 SH       SOLE                    20100            147025
TEPPCO PARTNERS L P UT LTD PAR COM              872384102      531    13074 SH       SOLE                                      13074
TEXAS INSTRS INC COM           COM              882508104     5020   148083 SH       SOLE                    28250            119833
TIME WARNER INC COM            COM              887317105     4579   252842 SH       SOLE                    62400            190442
VIACOM INC CL B                COM              925524308     3927   118978 SH       SOLE                    18115            100863
VODAFONE AIRTOUCH PLC SPONSORE COM              92857W100     3993   153745 SH       SOLE                    20300            133445
HILTON HOTELS CORP             CORP             432848AR0       11    10000 PRN      SOLE                                      10000